Long-Term Debt (Details) (USD $) In Thousands, unless otherwise specified	Jun. 24, 2012	Dec. 25, 2011	Dec. 26, 2010
Components of Long-term debt
Total long-term debt	$ 430,977	$ 515,848	$ 516,323
Less current portion	(5,733)	(6,107)	(508,793)
Long-term debt, net of current portion	425,244	509,741	7,530
ABL facility [Member]
Components of Long-term debt
Total long-term debt	42,500
First lien senior secured notes [Member]
Components of Long-term debt
Total long-term debt	226,767	228,228
6.0% convertible senior secured notes [Member]
Components of Long-term debt
Total long-term debt	3,410	181,098
Second lien senior secured notes [Member]
Components of Long-term debt
Total long-term debt	149,439	96,781
Capital lease obligations [Member]
Components of Long-term debt
Total long-term debt	6,617	7,530	9,159
4.25% convertible notes [Member]
Components of Long-term debt
Total long-term debt	2,244	2,211	313,414
Term Loan [Member]
Components of Long-term debt
Total long-term debt			93,750
Revolving Credit Facility [Member]
Components of Long-term debt
Total long-term debt			$ 100,000